Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of concentrations of credit risk

	For the years ended December 31,
	2025		2024
	Amount	% of Total Revenue	Amount	% of Total Revenue
Customer A	$132,531	52%	$–	–
Customer B	81,242	32%	83,548	21%
Customer C	26,019	10%	(*)	(*)
Customer D	–	–	69,325	17%
Customer E	–	–	54,479	14%
Customer F	–	–	50,053	13%

_________________

(*)	Revenue for the year ended had not exceeded 10% or more of the consolidated revenue.

Major vendors

For the years ended of December 31, 2025 and 2024, the Company’s purchase from the following vendors and were set out as below:

	For the years ended December 31,
	2025		2024
	Amount	% of Total Purchase	Amount	% of Total Purchase
Vendor A	$69,912	70%	$147,591	83%
Vendor B	21,870	22%	21,822	12%

Schedule of estimated useful lives, property and equipment

Fixed assets	Useful life
Furniture	5 years
Equipment	5 years
Warehouse	39 years
Improvement	5 years
Land	N/A

Schedule of fair value of assets and liabilities measured on recurring basis

	December 31, 2025
	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets
Marketable securities:
Stock	$22,887	$–	$–	$22,887
Total assets measured at fair value	$22,887	$–	$–	$22,887

	December 31, 2024
	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets
Marketable securities:
Stock	$24,660	$–	$–	$24,660
Total assets measured at fair value	$24,660	$–	$–	$24,660

Schedule of exchange rates foreign currency

Year ended December 31,	2025	2024
Stock options	7,614	6,264
Total	7,614	6,264

Schedule of exchange rates foreign currency

	Average Rate for the Year Ended December 31,
	2025		2024
China Yuan (RMB)	RMB	7.1872	RMB	7.0714
United States Dollar ($)		$1.0000		$1.0000

	Exchange Rate at
	December 31, 2025		December 31, 2024
China Yuan (RMB)	RMB	6.9949	RMB	7.2975
United States Dollar ($)		$1.0000		$1.0000